Commitments - Summary of Aged Analysis of Contracted Expenditures for Aircraft, Engines and Flight Equipment (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 94,810	¥ 132,709
Aircrafts, engines and flight equipment, owned [member]
Disclosure of capital commitments [Line Items]
Capital commitments	87,030	123,019
Aircrafts, engines and flight equipment, owned [member] | Less than 1 year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	28,322	28,384
Aircrafts, engines and flight equipment, owned [member] | 1 to 2 years [member]
Disclosure of capital commitments [Line Items]
Capital commitments	27,516	32,306
Aircrafts, engines and flight equipment, owned [member] | In the third year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	19,273	28,983
Aircrafts, engines and flight equipment, owned [member] | In the fourth year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	7,829	18,334
Aircrafts, engines and flight equipment, owned [member] | Over four years [member]
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 4,090	¥ 15,012